UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

November 30, 2010

1.810688.106

RGM-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 9.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 9.4%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
12/9/10 to 12/16/10	0.25 to 0.25% (b)	$ 433,260	$ 433,233
Federal Agencies - 41.4%

Fannie Mae - 1.4%
3/23/11 to 4/11/11	0.25 to 0.27	62,089	62,469
Federal Home Loan Bank - 37.7%
12/7/10 to 2/9/12	0.16 to 0.60 (c)	1,741,855	1,741,795
Freddie Mac - 2.3%
4/11/11 to 9/22/11	0.25 to 0.40	105,000	106,125
TOTAL FEDERAL AGENCIES			1,910,389
U.S. Treasury Obligations - 4.7%

U.S. Treasury Bills - 3.1%
1/27/11 to 6/2/11	0.20 to 0.22	145,000	144,892
U.S. Treasury Notes - 1.6%
9/30/11	0.31 to 0.32	75,000	75,418
TOTAL U.S. TREASURY OBLIGATIONS			220,310
Repurchase Agreements - 46.4%
	Maturity Amount (000s)
In a joint trading account at 0.26% dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) #	$ 1,544,769	1,544,758
With:
BNP Paribas Securities Corp. at 0.23%, dated 11/24/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $113,225,064, 4.5% - 6.5%, 5/1/30 - 11/1/40)	111,126	111,000
Deutsche Bank Securities, Inc. at:
0.22%, dated 11/16/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $224,420,570, 4.5% - 7%, 6/1/37 - 8/1/40)	220,079	220,000
0.23%, dated:
10/26/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $14,283,285, 7%, 10/1/38)	14,016	14,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
11/4/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $21,423,695, 7%, 10/1/38)	$ 21,024	$ 21,000
0.24%, dated 11/15/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $13,261,414, 6.5%- 7%, 9/1/38 - 10/1/38)	13,016	13,000
0.25%, dated:
9/28/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $24,490,880, 7%, 10/1/38)	24,030	24,000
12/1/10 due 12/8/10 (d)	13,017	13,000
ING Financial Markets LLC at:
0.23%, dated:
10/18/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $7,145,764, 5%, 4/1/40)	7,004	7,000
10/25/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $7,143,247, 5%- 5.5%, 3/1/37 - 4/1/40)	7,004	7,000
11/8/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $12,241,980, 4%- 6%, 7/1/25 - 11/1/38)	12,014	12,000
0.24%, dated:
10/13/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $57,138,829, 2.6%- 5.92%, 5/1/28 - 5/1/38)	56,067	56,000
10/18/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $7,145,732, 5%- 5.5%, 1/1/35 - 4/1/40)	7,008	7,000
10/25/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $7,143,898, 5.5%, 1/1/35)	7,008	7,000
11/8/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $12,242,518, 4%, 7/1/25)	12,007	12,000
11/15/10 due:
12/7/10 (Collateralized by U.S. Government Obligations valued at $3,063,414, 5.5%, 8/1/38)	3,002	3,000
12/7/10 (Collateralized by U.S. Government Obligations valued at $3,060,569, 4%, 5/1/25)	3,004	3,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
0.25%, dated 10/1/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $7,145,764, 5%, 4/1/40)	$ 7,009	$ 7,000
0.28%, dated:
8/17/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $21,439,878, 4%- 6.5%, 3/1/25 - 7/1/37)	21,028	21,000
9/2/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $4,084,376, 4%- 6.5%, 5/1/25 - 5/1/37)	4,006	4,000
Morgan Stanley & Co., Inc. at 0.24%, dated 11/5/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $13,262,298, 6.5%, 9/1/38)	13,007	13,000
RBC Capital Markets Corp. at 0.24%, dated 12/1/10 due 12/8/10 (d)	7,004	7,000
RBS Securities, Inc. at 0.25%, dated 10/27/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $7,144,275, 5.35%, 9/1/38)	7,009	7,000
Wells Fargo Securities, LLC at:
0.24%, dated 10/21/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $3,060,837, 3.5%, 11/1/25)	3,002	3,000
0.25%, dated 10/21/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $3,060,872, 3.5%, 11/1/25)	3,004	3,000
TOTAL REPURCHASE AGREEMENTS		2,139,758
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $4,703,690)		4,703,690
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(89,795)
NET ASSETS - 100%		$ 4,613,895
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $433,233,000, or 9.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,544,758,000 due 12/01/10 at 0.26%
BNP Paribas Securities Corp.	$ 97,846
Bank of America NA	546,691
Citibank NA	9,112
Citigroup Global Markets, Inc.	72,892
Credit Agricole Securities (USA), Inc.	36,446
Deutsche Bank Securities, Inc.	218,677
Goldman, Sachs & Co.	36,446
HSBC Securities (USA), Inc.	127,562
ING Financial Markets LLC	68,337
J.P. Morgan Securities, Inc.	36,446
Morgan Stanley & Co., Inc.	27,335
RBC Capital Markets Corp.	10,023
RBS Securities, Inc.	18,223
Societe Generale, New York Branch	36,446
UBS Securities LLC	87,471
Wells Fargo Securities LLC	114,805
$ 1,544,758
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2010, the cost of investment securities for income tax purposes was $4,703,690,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

November 30, 2010

1.810718.106

RMM-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
12/7/10	0.28% (d)	$ 25,000	$ 25,000
Certificates of Deposit - 46.9%

London Branch, Eurodollar, Foreign Banks - 14.0%
Credit Agricole SA
1/4/11 to 5/3/11	0.30 to 0.45	558,000	558,000
Credit Industriel et Commercial
12/1/10 to 2/10/11	0.35 to 0.42	380,000	380,000
Danske Bank AS
12/3/10 to 2/9/11	0.31 to 0.34	184,000	184,000
DZ BANK AG
1/12/11	0.35	78,000	78,000
HSBC Bank PLC
12/6/10 to 8/29/11	0.50 to 0.70	81,000	81,000
ING Bank NV
12/2/10 to 2/22/11	0.30 to 0.31	478,000	478,000
Landesbank Hessen-Thuringen
12/20/10 to 2/18/11	0.40 to 0.54	250,000	250,000
National Australia Bank Ltd.
12/31/10	0.32	157,000	157,000
Societe Generale
2/1/11 to 2/7/11	0.32 to 0.33	100,000	100,000
			2,266,000
New York Branch, Yankee Dollar, Foreign Banks - 32.9%
Banco Bilbao Vizcaya Argentaria SA New York Branch
12/7/10 to 12/17/10	0.50 to 0.65 (d)	120,000	120,000
Bank of Montreal
3/17/11 to 9/6/11	0.27 to 0.50 (d)	185,000	185,000
Bank of Nova Scotia
12/6/10 to 12/16/11	0.26 to 0.35 (d)	187,000	187,000
Bank of Tokyo-Mitsubishi
12/15/10 to 7/11/11	0.30 to 0.62	712,000	712,000
BNP Paribas New York Branch
12/7/10 to 3/16/11	0.30 to 0.50	746,000	745,998
Canadian Imperial Bank of Commerce New York Branch
4/1/11 to 11/7/11	0.34 to 0.41 (d)	236,000	236,001
Certificates of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Commerzbank AG New York Branch
12/7/10 to 12/21/10	0.48 to 0.55% (d)	$ 162,000	$ 162,000
Credit Agricole CIB
12/9/10	0.50	175,000	175,000
Credit Industriel et Commercial
12/9/10	0.40	46,000	46,000
DZ BANK AG
12/10/10 to 12/17/10	0.35	106,000	106,000
Intesa Sanpaolo SpA New York Branch
1/4/11	0.35	51,000	51,000
KBC Bank NV
12/20/10	0.43	101,000	101,000
Landesbank Baden-Wuerttemberg New York Branch
12/9/10	0.34	249,000	249,000
National Bank Canada
11/4/11	0.39 (d)	136,000	136,000
Natixis SA
12/7/10 to 1/7/11	0.44 to 1.79 (d)	589,000	589,000
Nordea Bank Finland PLC
12/17/10 to 1/11/11	0.27 to 0.60	198,000	198,000
Rabobank Nederland New York Branch
2/9/11 to 9/12/11	0.25 to 0.50 (d)	317,000	317,000
Royal Bank of Canada
7/1/11	0.63 (d)	110,000	110,000
Royal Bank of Canada New York Branch
1/21/11 to 3/18/11	0.25 (d)	31,000	31,000
Skandinaviska Enskilda Banken
12/27/10	0.30	97,000	97,000
Societe Generale
12/3/10 to 2/5/11	0.31 to 1.49 (d)	160,000	160,000
Sumitomo Mitsui Banking Corp.
12/10/10 to 1/28/11	0.27 to 0.30	371,000	371,000
Svenska Handelsbanken
12/1/10 to 2/24/11	0.27 to 0.35	197,000	197,002
Toronto-Dominion Bank New York Branch
2/4/11 to 3/10/11	0.25 (d)	39,000	39,000
			5,321,001
TOTAL CERTIFICATES OF DEPOSIT			7,587,001
Commercial Paper - 14.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
Autobahn Funding (Liquidity Facility DZ Bank AG)
12/15/10	0.31%	$ 41,942	$ 41,937
BP Capital Markets PLC
1/7/11	0.48	24,000	23,988
Commerzbank U.S. Finance, Inc.
1/4/11 to 2/7/11	0.33 to 0.42	288,000	287,861
Commonwealth Bank of Australia
12/2/10 to 10/28/11	0.27 to 0.35 (d)	151,000	151,000
CVS Caremark Corp.
12/1/10	0.40 (d)	51,000	51,000
Dakota Notes (Citibank Credit Card Issuance Trust)
12/7/10	0.30	42,300	42,298
Danske Corp.
2/10/11 to 2/11/11	0.31	62,000	61,962
Deutsche Bank Financial LLC
3/23/11	0.30	147,000	146,863
DnB NOR Bank ASA
1/5/11 to 3/7/11	0.35 to 0.62	120,000	119,904
Gotham Funding Corp. (Liquidity Facility Bank Tokyo-Mitsubishi UFJ Ltd.)
1/7/11	0.30	40,000	39,988
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
12/2/10	0.40	15,000	15,000
Intesa Funding LLC
12/7/10 to 2/9/11	0.32 to 0.35	153,956	153,918
Landesbank Hessen-Thuringen
12/20/10 to 1/6/11	0.40 to 0.53	93,000	92,966
Natexis Banques Populaires U.S. Finance Co. LLC
12/1/10 to 2/2/11	0.40 to 0.50	79,000	78,982
Nationwide Building Society
12/15/10 to 2/22/11	0.30 to 0.37	92,000	91,970
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Nordea North America, Inc.
2/24/11 to 3/1/11	0.35%	$ 41,000	$ 40,966
Novartis Finance Corp.
1/18/11 to 2/23/11	0.30 to 0.36	60,000	59,962
Santander Finance, Inc.
12/3/10	0.39	92,000	91,998
Skandinaviska Enskilda Banken AB
1/7/11	0.30	59,000	58,982
Societe Generale North America, Inc.
2/1/11 to 3/1/11	0.33 to 0.35	180,000	179,867
Sumitomo Trust & Banking Co. Ltd.
12/13/10	0.35	10,000	9,999
Total Capital Canada Ltd.
6/22/11	0.43	15,000	14,964
Unicredit Delaware, Inc.
1/14/11	0.44	7,000	6,996
UniCredito Italiano Bank (Ireland) PLC
12/7/10 to 1/7/11	0.40 to 0.50	177,000	176,961
Westpac Banking Corp.
12/10/10 to 10/7/11	0.30 to 0.34 (d)	337,000	337,000
TOTAL COMMERCIAL PAPER			2,377,332
U.S. Government and Government Agency Obligations - 0.2%

Other Government Related - 0.2%
General Electric Capital Corp. (FDIC Guaranteed)
3/11/11	0.46 (c)	23,500	23,586
Federal Agencies - 2.5%

Federal Home Loan Bank - 2.5%
9/15/11 to 11/28/11	0.20 to 0.40 (d)	412,000	411,892
U.S. Treasury Obligations - 8.7%

U.S. Treasury Bills - 4.5%
2/24/11 to 11/17/11	0.19 to 0.25	729,000	728,336
U.S. Treasury Obligations - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes - 4.2%
1/31/11 to 11/30/11	0.21 to 0.48%	$ 682,000	$ 685,570
TOTAL U.S. TREASURY OBLIGATIONS			1,413,906
Medium-Term Notes - 6.4%

Berkshire Hathaway, Inc.
2/10/11	0.27 (d)	41,500	41,500
BP Capital Markets PLC
4/11/11	0.42 (d)	59,242	59,242
Commonwealth Bank of Australia
12/14/10 to 1/4/11	0.30 (b)(d)	214,000	214,000
Metropolitan Life Global Funding I
3/7/11	1.79 (b)(d)	29,000	29,000
Metropolitan Life Insurance Co.
2/28/11	0.59 (d)(j)	45,000	45,000
Royal Bank of Canada
12/1/11 to 12/15/11	0.29 to 0.69 (b)(d)	351,000	351,000
Westpac Banking Corp.
8/23/11 to 12/15/11	0.30 to 0.31 (b)(d)	296,000	296,000
TOTAL MEDIUM-TERM NOTES			1,035,742
Municipal Securities - 2.3%

ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2000 A, LOC Fannie Mae, VRDN
12/7/10	0.29 (d)(e)	15,000	15,000
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2002 A, LOC Fannie Mae, VRDN
12/7/10	0.29 (d)(e)	19,995	19,995
Arizona Health Facilities Auth. Rev. Series 2008 A, LOC JPMorgan Chase Bank, VRDN
12/7/10	0.27 (d)	5,600	5,600
Ascension Parish Indl. Dev. Board Rev. Series 2007, LOC Fed. Home Ln. Bank Atlanta, VRDN
12/7/10	0.27 (d)	8,000	8,000
Clark County School District Participating VRDN Series BA 08 1127 (Liquidity Facility Bank of America NA)
12/7/10	0.32 (d)(f)	16,420	16,420
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Series 2006 B, LOC Citibank NA, VRDN
12/7/10	0.27 (d)	12,600	12,600
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
California Hsg. Fin. Agcy. Rev. Series III 2001 E, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
12/7/10	0.27% (d)(e)	$ 27,330	$ 27,330
Fort Myers Util. Sys. Rev. Series 2009, LOC Bank of America NA, VRDN
12/7/10	0.35 (d)	13,800	13,800
Idaho Health Facilities Auth. Rev. Series 2009 A, LOC Wells Fargo Bank NA, VRDN
12/7/10	0.30 (d)	17,000	17,000
Illinois Fin. Auth. Poll. Cont. Rev. Series 2008 F, LOC JPMorgan Chase Bank, VRDN
12/7/10	0.28 (d)	10,100	10,100
Illinois Fin. Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
12/7/10	0.35 (d)	10,500	10,500
Lake County Hosp. Facilities Rev. Series 2008 B, LOC JPMorgan Chase Bank, VRDN
12/7/10	0.29 (d)	14,000	14,000
Milpitas Multiple-family Rev. Series A, LOC Fannie Mae, VRDN
12/7/10	0.28 (d)(e)	14,000	14,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3546 (Liquidity Facility JPMorgan Chase Bank)
12/7/10	0.30 (d)(f)	11,300	11,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 H, (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN
12/7/10	0.27 (d)(e)	13,105	13,105
New York Hsg. Fin. Agcy. Rev. Series 2005 A, LOC Freddie Mac, VRDN
12/7/10	0.25 (d)(e)	66,500	66,500
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, (Liquidity Facility Citibank NA), VRDN
12/7/10	0.28 (d)(e)	16,400	16,400
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008, LOC TD Banknorth, NA, VRDN
12/7/10	0.30 (d)	7,190	7,190
Riverside Elec. Rev., LOC Bank of America NA, VRDN
12/7/10	0.32 (d)	30,315	30,315
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B2, LOC Branch Banking & Trust Co., VRDN
12/7/10	0.28 (d)	15,000	15,000
Virginia Small Bus. Fing. Series 2006, LOC Bank of America NA, VRDN
12/7/10	0.33 (d)	16,000	16,000
Washington Health Care Facilities Auth. Rev. Series 2008 B, LOC Bank of America NA, VRDN
12/7/10	0.29 (d)	17,010	17,010
TOTAL MUNICIPAL SECURITIES			377,165
Repurchase Agreements - 19.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.26% dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) #	$ 319,028	$ 319,026
With:
Banc of America Securities LLC at 0.88%, dated 10/28/10 due 1/4/11 (Collateralized by Corporate Obligations valued at $113,283,605, 0% - 6%, 12/1/10 - 6/25/37) (d)(g)	105,175	105,000
Barclays Capital, Inc. at:
0.43%, dated 11/4/10 due 12/15/10 (Collateralized by U.S. Government Obligations valued at $26,570,520, 5% - 8.49%, 11/1/39 - 10/20/60) (d)(g)	26,013	26,000
0.48%, dated 11/30/10 due 12/1/10:
(Collateralized by Commercial Paper Obligations valued at $51,500,687, 12/1/10 - 3/3/11)	50,001	50,000
(Collateralized by Equity Securities valued at $588,607,850)	545,007	545,000
0.53%, dated 11/30/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $46,200,681, 3.4% - 5.3%, 3/1/13 - 6/15/17)	44,001	44,000
0.68%, dated 11/30/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $5,402,755, 6%, 10/15/29)	5,000	5,000
1%, dated:
8/24/10 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $55,803,038, 0.51% - 5.33%, 2/11/44 - 12/25/45)	53,537	53,000
9/9/10 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $54,725,883, 4.5% - 5.33%, 12/25/36 - 2/11/44)	52,526	52,000
10/13/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $36,770,682, 1% - 2.5%, 5/1/14 - 4/15/15)	34,343	34,000
BNP Paribas Securities Corp. at 0.36%, dated 11/30/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $66,150,662, 6.5%, 6/15/19)	63,001	63,000
Credit Suisse Securities (USA) LLC at 0.36%, dated 11/30/10 due 12/1/10 (Collateralized by Equity Securities valued at $43,201,674)	40,000	40,000
Deutsche Bank Securities, Inc. at:
0.24%, dated 11/15/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $45,904,896, 7%, 8/1/38)	45,055	45,000
0.25%, dated 12/1/10 due 12/8/10 (h)	45,058	45,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.41%, dated:
9/28/10 due:
12/7/10 (Collateralized by Corporate Obligations valued at $19,454,170, 0.43% - 12%, 4/1/11 - 12/25/46)	$ 18,018	$ 18,000
12/7/10 (Collateralized by Mortgage Loan Obligations valued at $22,978,410, 0% - 8.38%, 5/10/11 - 12/10/49)	21,022	21,000
10/13/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $28,033,194, 0% - 12%, 12/12/11 - 8/12/49)	26,027	26,000
10/21/10 due 12/7/10 (Collateralized by Mortgage Loan Obligations valued at $28,134,456, 0.52% - 7.7%, 12/25/35 - 5/15/47)	26,027	26,000
10/25/10 due 12/7/10 (Collateralized by Mortgage Loan Obligations valued at $28,090,533, 0.75% - 11.5%, 4/1/11 - 6/25/47)	26,027	26,000
11/8/10 due 12/7/10 (Collateralized by Mortgage Loan Obligations valued at $14,043,678, 0.57% - 6.43%, 12/25/36 - 9/25/37)	13,013	13,000
11/17/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $15,178,573, 5.8% - 9.5%, 8/15/17 - 5/25/37)	14,015	14,000
0.42%, dated:
11/12/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $14,163,127, 2.75%, 11/1/37)	13,004	13,000
11/29/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $26,811,382, 5.75% - 9.25%, 5/15/16 - 4/15/40)	25,026	25,000
0.45%, dated 9/8/10 due 12/7/10 (Collateralized by Mortgage Loan Obligations valued at $28,109,484, 0.52% - 9.38%, 11/1/15 - 9/25/37)	26,029	26,000
0.5%, dated 11/15/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $16,359,295, 6%, 10/15/29 - 11/15/29)	15,006	15,000
Goldman Sachs & Co. at 0.3%, dated 11/24/10 due 12/1/10 (Collateralized by Commercial Paper Obligations valued at $52,533,065, 2/25/11 - 3/24/11)	51,003	51,000
ING Financial Markets LLC at:
0.23%, dated:
10/18/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $23,467,069, 2.37% - 7%, 9/1/21 - 8/1/48)	23,014	23,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.23%, dated:
10/25/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $23,466,056, 4% - 7%, 8/1/23 - 8/1/47)	$ 23,013	$ 23,000
11/8/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $41,826,013, 1.79% - 5.38%, 4/1/20 - 3/1/38)	41,048	41,000
0.24%, dated:
10/18/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $23,466,805, 2.12% - 2.55%, 12/1/20 - 11/1/40)	23,028	23,000
10/25/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $23,467,295, 4.5% - 6.5%, 9/1/27 - 8/1/40)	23,028	23,000
11/8/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $41,826,675, 2.69% - 5.38%, 11/1/35 - 2/1/36)	41,025	41,000
11/15/10 due:
12/7/10 (Collateralized by U.S. Government Obligations valued at $11,224,141, 6%, 11/1/36 - 7/1/39)	11,006	11,000
12/7/10 (Collateralized by U.S. Government Obligations valued at $11,221,347, 4.5% - 6.5%, 4/1/25 - 11/1/36)	11,013	11,000
0.28%, dated 9/2/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $14,290,721, 5% - 6.5%, 4/1/20 - 12/1/37)	14,020	14,000
0.35%, dated:
11/17/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $18,905,883, 4.88% - 6.88%, 1/15/13 - 12/16/36)	18,005	18,000
11/22/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $9,453,118, 5.8% - 7.95%, 10/15/16 - 6/15/18)	9,003	9,000
0.39%, dated 11/8/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $19,957,512, 2.38% - 6.88%, 2/6/14 - 2/1/38)	19,019	19,000
J.P. Morgan Clearing Corp. at:
0.46%, dated 11/18/10 due 12/17/10 (Collateralized by Equity Securities valued at $79,361,008)	73,027	73,000
0.6%, dated 10/27/10 due 1/25/11 (Collateralized by Equity Securities valued at $19,576,659)	18,027	18,000
0.7%, dated 10/27/10 due 4/25/11 (Collateralized by Equity Securities valued at $19,578,539)	18,063	18,000
0.75%, dated 9/7/10 due 3/7/11 (Collateralized by Equity Securities valued at $47,910,790)	44,166	44,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
J.P. Morgan Securities, Inc. at:
0.32%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations valued at $290,460,655, 0% - 6.39%, 12/25/25 - 10/1/40)	$ 282,003	$ 282,000
0.58%, dated 11/30/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $197,644,427, 1.86% - 10.5%, 3/15/11 - 11/15/67)	183,003	183,000
0.73%, dated:
9/28/10 due 3/25/11 (Collateralized by Corporate Obligations valued at $26,891,709, 5.88% - 7.5%, 4/15/17 - 3/10/35)	25,090	25,000
11/30/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $1,051,215, 5.13%, 3/1/21)	1,000	1,000
0.75%, dated 10/12/10 due 4/11/11 (Collateralized by Corporate Obligations valued at $31,353,918, 1.38% - 4.63%, 6/15/12 - 3/1/26)	29,109	29,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.73%, dated 11/30/10 due 12/1/10 (Collateralized by Mortgage Loan Obligations valued at $103,682,102, 0% - 5.75%, 5/25/35 - 2/25/37)	96,002	96,000
0.78%, dated 11/19/10 due 1/4/11 (Collateralized by Equity Securities valued at $39,960,872) (d)(g)	37,037	37,000
RBC Capital Markets Co. at:
0.4%, dated 11/24/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $14,701,222, 1.63% - 8%, 5/15/12 - 12/15/35)	14,001	14,000
0.41%, dated:
10/5/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $23,143,911, 1.13% - 8.4%, 8/15/12 - 9/1/40)	22,023	22,000
12/1/10 due 12/8/10 (i)	14,002	14,000
0.45%, dated 11/10/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $38,354,325, 0.36% - 7%, 1/25/35 - 6/25/37)	36,013	36,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $23,468,623, 3.44% - 5.3%, 7/1/39 - 9/1/40)	23,029	23,000
0.68%, dated 11/17/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $86,124,054, 0.41% - 7.96%, 7/11/12 - 6/11/50)	82,046	82,000
0.75%, dated 8/5/10 due 1/4/11 (Collateralized by Mortgage Loan Obligations valued at $54,725,883, 4.5% - 5.33%, 12/25/36 - 2/11/44) (d)(g)	52,165	52,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.4%, dated 11/29/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $10,500,233, 6.38% - 6.4%, 4/15/33 - 5/15/38)	$ 10,010	$ 10,000
0.45%, dated 9/14/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $17,227,670, 2.13% - 8.25%, 8/1/13 - 5/1/34)	16,018	16,000
0.61%, dated:
10/29/10 due 1/27/11 (Collateralized by Corporate Obligations valued at $22,632,335, 6.5% - 11%, 11/15/13 - 5/23/36)	21,032	21,000
11/15/10 due 2/14/11 (Collateralized by Corporate Obligations valued at $21,005,646, 0.54% - 3.13%, 6/15/12 - 7/25/18)	20,031	20,000
0.64%, dated 11/18/10 due 2/16/11 (Collateralized by Corporate Obligations valued at $10,803,361, 3.13%, 6/15/13)	10,016	10,000
Wells Fargo Securities, LLC at:
0.24%, dated 10/21/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $12,243,346, 4%, 7/1/39)	12,007	12,000
0.25%, dated 10/21/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $12,243,486, 4%, 7/1/39)	12,015	12,000
0.36%, dated 10/13/10 due 12/7/10 (Collateralized by Commercial Paper Obligations valued at $19,624,365, 1/14/11)	19,017	19,000
TOTAL REPURCHASE AGREEMENTS		3,125,026
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $16,376,650)		16,376,650
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(190,629)
NET ASSETS - 100%		$ 16,186,021
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $890,000,000 or 5.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $23,586,000 or 0.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan Obligations as collateral on settlement date.

(i) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Corporate Obligations as collateral on settlement date.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,000,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.59%, 2/28/11	3/26/02	$ 45,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$319,026,000 due 12/01/10 at 0.26%
BNP Paribas Securities Corp.	$ 20,207
Bank of America NA	11,903
Citibank NA	1,882
Citigroup Global Markets, Inc.	15,054
Credit Agricole Securities (USA), Inc.	7,527
Deutsche Bank Securities, Inc.	45,162
Goldman, Sachs & Co.	7,527
HSBC Securities (USA), Inc.	26,344
ING Financial Markets LLC	14,113
J.P. Morgan Securities, Inc.	7,527
Morgan Stanley & Co., Inc.	5,645
RBC Capital Markets Corp.	2,070
RBS Securities, Inc.	3,763
Societe Generale, New York Branch	7,527
UBS Securities LLC	18,065
Wells Fargo Securities LLC	23,710
$ 319,026
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2010, the cost of investment securities for income tax purposes was $16,376,650,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011